PARTY-IN-INTEREST TRANSACTIONS - Narrative (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment fee rebates	$ 3,192	$ 2,645
Administrative Expenses	165,889	166,283
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 308,158	$ 329,030